ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
The following table sets forth the balance in accumulated other comprehensive loss for the periods indicated:

	Unrealized Gains (Losses) on Risk-Management Assets/Liabilities (a)	Unrealized Holding Gains (Losses) on Investment Securities (a)	Pension and Postretirement Benefit Plan Obligations (a) (b)	Unrealized Gains (Losses) on Risk- Management Assets/Liabilities of Unconsolidated Affiliates (a)	Accumulated Other Comprehensive Loss (a)
	(Thousands of dollars)
January 1, 2015	$(37,349)	$955	$(99,959)	$—	$(136,353)
Other comprehensive income (loss) before reclassifications	10,444	(955)	5,722	(500)	14,711
Amounts reclassified from accumulated other comprehensive loss	(15,294)	—	9,694	—	(5,600)
Other comprehensive income (loss) attributable to ONEOK	(4,850)	(955)	15,416	(500)	9,111
December 31, 2015	(42,199)	—	(84,543)	(500)	(127,242)
Other comprehensive income (loss) before reclassifications	(9,280)	—	(22,903)	(475)	(32,658)
Amounts reclassified from accumulated other comprehensive loss	(676)	—	6,210	16	5,550
Other comprehensive income (loss) attributable to ONEOK	(9,956)	—	(16,693)	(459)	(27,108)
December 31, 2016	$(52,155)	$—	$(101,236)	$(959)	$(154,350)

(a) All amounts are presented net of tax.
(b) Includes amounts related to supplemental executive retirement plan.

Reclassification out of Accumulated Other Comprehensive Income
The following table sets forth the effect of reclassifications from accumulated other comprehensive loss on our Consolidated Statements of Income for the periods indicated:

Details about Accumulated Other Comprehensive Loss Components	Years Ended December 31,			Affected Line Item in the Consolidated Statements of Income
	2016	2015	2014
	(Thousands of dollars)
Unrealized gains (losses) on risk-management assets/liabilities
Commodity contracts	$26,422	$81,089	$(21,052)	Commodity sales revenues
Interest-rate contracts	(19,215)	(17,565)	(21,966)	Interest expense
	7,207	63,524	(43,018)	Income before income taxes
	(230)	(8,815)	8,977	Income tax expense
	6,977	54,709	(34,041)	Income from continuing operations
	—	—	(7,682)	Income (loss) from discontinued operations
	6,977	54,709	(41,723)	Net income
Noncontrolling interest	6,301	39,415	(19,679)	Less: Net income attributable to noncontrolling interest
	$676	$15,294	$(22,044)	Net income attributable to ONEOK

Pension and postretirement benefit plan obligations (a)
Amortization of net loss	$(12,012)	$(17,724)	$(15,914)
Amortization of unrecognized prior service cost	1,662	1,568	1,469
	(10,350)	(16,156)	(14,445)	Income before income taxes
	4,140	6,462	5,778	Income tax expense
	(6,210)	(9,694)	(8,667)	Income from continuing operations
	—	—	(1,648)	Income (loss) from discontinued operations
	$(6,210)	$(9,694)	$(10,315)	Net income attributable to ONEOK

Unrealized Gains (Losses) on Risk-Management Assets/Liabilities of Unconsolidated Affiliates
	$(63)	$—	$—	Equity in net earnings from investments
	10	—	—	Income tax expense
	(53)	—	—	Net income
Noncontrolling interest	(37)	—	—	Less: Net income attributable to noncontrolling interests
	$(16)	$—	$—	Net income attributable to ONEOK

Total reclassifications for the period attributable to ONEOK	$(5,550)	$5,600	$(32,359)	Net income attributable to ONEOK
(a) These components of accumulated other comprehensive loss are included in the computation of net periodic benefit cost. See Note L for additional detail of our net periodic benefit cost.